SIGNIFICANT ACCOUNTING POLICIES(Policies)	3 Months Ended	12 Months Ended
	Jan. 31, 2022	Oct. 31, 2021
SIGNIFICANT ACCOUNTING POLICIES
Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the balance sheet. Actual results could differ from those estimates.

Principles of Consolidation

The consolidated financial statements of the Company include the Company and its wholly-owned subsidiaries Cogent Real Time Systems, Inc (Canada), Skkynet Corp. (Canada) and Skkynet Inc (US). All material intercompany balances and transactions have been eliminated.

Adjustments of Prior Year Presentation

During the year ended October 31, 2021, the Company accrued $72,625 in dividends for the Series B Preferred shares which had not accrued since their inception of July 15, 2015. The dividends are calculated at 6% of the declared value of the preferred shares which is $1.00 per share.

Cash and Cash Equivalents

The Company considers all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents.

Cash deposits are insured up to US$250,000 in  US banks and CDN $100,000 in Canadian banks. The concentration of the Company’s cash deposits at times may exceed the insured amount, leaving the Company exposed to a credit risk on it deposits.

Revenue recognition

NOTE 3 - REVENUE RECOGNITION

As part of the revenue recognition reporting, the Company reports revenue by product line and geographic area. During the three month periods ended January 31, 2022 and 2021 the revenue by product line is as follows:

Category	Percentage	2022	Percentage	2021
Product sales	69%	328,096	71%	310,408
Support	30%	145,739	28%	124,633
Cloud & Other	1%	3,344	1%	3,025
Total	100%	477,179	100%	438,066

The Company sells its products on a worldwide basis. During the three month periods ended January 31, 2022 and 2021 the Company’s geographic concentration of revenue is as follows:

Area	Percentage	2022	Percentage	2021
Europe	50%	239,964	44%	191,604
North America	33%	156,020	29%	127,771
Asia	11%	54,724	10%	44,242
Middle East-Africa/Other	4%	18,043	13%	55,277
South America	2%	8,428	4%	19,172
Total	100%	477,179	100%	438,066

In April 2016, the FASB issued ASU 2016-10 Revenue from Contracts with Customers (Topic 606): Identifying Performance Obligations and Licensing. The amendments in this Update do not change the core principle of the guidance in Topic 606. Rather, the amendments in this Update clarify the following two aspects of Topic 606: identifying performance obligations and the licensing implementation guidance, while retaining the related principles for those areas. Topic 606 includes implementation guidance on (a) contracts with customers to transfer goods and services in exchange for consideration and (b) determining whether an entity’s promise to grant a license provides a customer with either a right to use the entity’s intellectual property (which is satisfied at a point in time) or a right to access the entity’s intellectual property (which is satisfied over time). The amendments are intended to render more detailed implementation guidance with the expectation to reduce the degree of judgement necessary to comply with Topic 606.

ASC Topic 606 prescribes a new five-step model entities should follow in order to recognize revenue in accordance with the core principle. These five steps are:

1.	Identify the contract(s) with a customer.
2.	Identify the performance obligations in the contract.
3.	Determine the transaction price.
4.	Allocate the transaction price to the performance obligations in the contract.
5.	Recognize revenue when (or as) the entity satisfied the performance obligations.

Effective November 1, 2018, the Company implemented the transition using the modified retrospective method of transition. Under this method, the determination date of open contracts which could affect any adjustments was November 1, 2018. The open contracts at the time period are the unfulfilled portions of the maintenance contracts. Based on the cut off treatment of the recognition of revenue on the open contracts being determined at the end of the previous period and being no changes in the open obligation requirements, the Company has determined that there are no adjustments in the value of the revenue recognized from these contracts.

The Company has four revenue streams, each of which the revenue is recognized in accordance to the five steps included in Topic 606. The revenue streams are:

1.	Sale of software direct to the end customer
2.	Sale of software through distributors and channel partners
3.	Maintenance support services
4.	Cloud services

Revenue for the sale of software both directly to end users and through the distributor and channel partners is recognized upon delivery of the software and code required for the customer to install the software. Maintenance support services are recognized as revenue on a straight-line basis over the service period of the arrangement.

Revenue from cloud services is recognized over time (typically, on a monthly basis) as service is provided.

Payments received in advance of services being rendered are recorded as deferred revenue and recognized to revenue when earned. As of October 31, 2021 and 2020 the deferred revenue was $204,961 and $168,728, respectively.

Accounts receivable

Accounts receivable are carried at face value less any provisions for uncollectible accounts considered necessary. Accounts receivable include receivables from customers that have received software and support from the Company. Bad debt expense is a recognition of uncollectable receivables based on past years’ experience and management’s estimate of likely losses for the year. No allowance for bad debt was considered necessary for the years ended October 31, 2021 and October 31, 2020, respectively.

Advertising		Advertising costs are expensed as incurred. Advertising expenses for the years ended October 31, 2021 and 2020 were $204,603 and $ 138,332, respectively.
Property and equipment

Property and equipment are carried at the cost of acquisition and depreciated over the estimated useful lives of the assets. Costs associated with repair and maintenance is expensed as incurred. Costs associated with improvements which extend the life, increase the capacity or improve the efficiency of our property and equipment are capitalized and depreciated over the remaining life of the related asset. Gains and losses on dispositions of equipment are reflected in operations. Depreciation is provided using the straight-line method over the estimated useful lives of the assets.

Foreign currency translation

The Company’s reporting currency is in U.S. dollars. The functional currency of the Company’s foreign operations is their local currency. The financial statements of the Company’s subsidiaries in Canada are translated to U.S. dollars in accordance with ASC 830-30, “Foreign Currency Translation”. Monetary assets and liabilities denominated in foreign currencies are translated using the exchange rate prevailing at the balance sheet date while the income statement accounts are translated using the average exchange rate for the year. Gains and losses arising on translation or settlement of foreign currency denominated transactions or balances are included in the determination of income. The Company has not, to the date of these consolidated financial statements, entered into derivative instruments to offset the impact of foreign currency fluctuations.

Impairment of long-lived assets

The Company reviews the carrying value of its long-lived assets annually or whenever events or changes in circumstances indicate that the historical-cost carrying value of an asset may no longer be appropriate. The Company assesses recoverability of the asset by comparing the undiscounted future net cash flows expected to result from the asset to its carrying value. If the carrying value exceeds the undiscounted future net cash flows of the asset, an impairment loss is measured and recognized. An impairment loss is measured as the difference between the net book value and the fair value of the long-lived asset. Fair value is estimated based upon either discounted cash flow analysis or estimated salvage value.

Basic and diluted net loss per share

Basic and diluted net income per share calculations are calculated on the basis of the weighted average number of common shares outstanding during the year. They include the dilutive effect of common stock equivalents in years with net income. For the years ended October 31, 2021 and 2020, 7,958,900 potentially issuable shares of common stock from stock options have been excluded from the calculation because their effect would be antidilutive to the Company’s net losses. Basic and diluted net income per share is the same due to net losses during both periods.

Recently Adopted Accounting Pronouncements	In February 2016, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2016-02, "Leases (Topic 842)". The amendments in this ASU revise the accounting related to lessee accounting. Under the new guidance, lessees are required to recognize a lease liability and a right-of-use asset for all leases. The new lease guidance also simplifies the accounting for sale and leaseback transactions primarily because lessees must recognize lease assets and lease liabilities. The amendments in this ASU are effective for public companies for fiscal years beginning after December 15, 2018 and are to be applied through a modified retrospective transition approach for leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements. Early adoption is permitted. The Company has adopted the new accounting pronouncement and recorded a right of use asset and operating lease liability of $68,584 as of November 1, 2019. The Company elected the package of practical expedients permitted under the transition guidance within the new standard, which among other things, allowed the Company to carry forward the historical lease classification. The adoption of the policy did not have a cumulative impact on retained earnings.

In February 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2016-02, “Leases (Topic 842)”. The amendments in this ASU revise the accounting related to lessee accounting. Under the new guidance, lessees is required to recognize a lease liability and a right-of-use asset for all leases. The new lease guidance also simplifies the accounting for sale and leaseback transactions primarily because lessees must recognize lease assets and lease liabilities. The amendments in this ASU are effective for public companies for fiscal years beginning after December 15, 2018 and are to be applied through a modified retrospective transition approach for leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements. Early adoption is permitted. The Company adopted the new accounting pronouncement on November 1, 2019.

In February 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2016-13, “Financial Instruments- Credit Losses (Topic 326)”. The Change in this announcement requires immediate recognition of management’s estimates of current expected losses (CELC). Under the prior model, losses were recognized only as the incurred. The amendment was effective for public Companies for the fiscal years beginning after December 12, 2019. The Company is reviewing the standard on its financial reporting based on the Company’s experience requiring prepayment for it services.

Reclassification	Certain prior period amounts were reclassified to conform to the manner of presentation in the current period. The reclassifications have no effect on the net loss or stockholders equity.
Income Taxes

Income taxes are provided in accordance with Accounting Standards Codification (“ASC”), Topic 740 Accounting for Income Taxes. A deferred tax asset or liability is recorded for all temporary differences between financial and tax reporting and net operating loss carry forwards. Deferred tax expense (benefit) results from the net change during the year of deferred tax assets and liabilities. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion of all of the deferred tax assets will be realized. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment.

Income taxes for subsidiaries Cogent Real-Time Systems are subject to the tax statutes in their country of domicile which is Canada.

Stock-Based Compensation

The Company accounts for stock-based compensation in accordance with the fair value recognition provision of the Financial Accounting Standards Board(“FASB”) Accounting Standards Codification (“ASC”) No 718. The Company issues restricted stock to employees and consultants for their services. Cost of these transactions are measured at fair value of the equity instrument issued at the date of grant. These shares are considered fully vested and the fair market value is recognized as the expense in the period granted.  The Company recognized consulting expense and a corresponding increase to the additional paid in capital related to the stock issued for services.  For agreements requiring future services the consulting expense is to be recognized ratably over the requisite service period.

Related Parties

A party is considered to be related to the Company if the party directly or indirectly or through one or more intermediaries, controls, is controlled by, or is under common control with the Company. Related parties also include principal owners of the Company, its management, members of the immediate families of principal owners of the Company and its management and other parties with which the Company may deal if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests. A party which can significantly influence the management or operating policies of the transacting parties or if it has an ownership interest in one of the transacting parties and can significantly influence the other to an extent that one or more of the transacting parties might be prevented from fully pursuing its own separate interests is also a related party.”